As filed with the Securities and Exchange Commission on February 28, 2006


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File number: 811-21332

                           RMK High Income Fund, Inc.
             (Exact Name of the Registrant as Specified in Charter)

                               Morgan Keegan Tower
                            Fifty North Front Street
                            Memphis, Tennessee 38103
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (901) 524-4100

                              ALLEN B. MORGAN, JR.
                               Morgan Keegan Tower
                            Fifty North Front Street
                            Memphis, Tennessee 38103
                     (Name and address of agent for service)

                                   Copies to:

                              ARTHUR J. BROWN, ESQ.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                               1601 K Street, N.W.
                             Washington, D.C. 20006

Date of fiscal year end: March 31, 2006

Date of reporting period: December 31, 2005

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act")(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                                                     RMK HIGH INCOME FUND, INC.
                                                PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                                          DECEMBER 31, 2005
      Principal
       Amount/                                                                                                            Market
       Shares             Description                                                                                    Value (b)
ASSET BACKED SECURITIES - INVESTMENT GRADE - 15.4% OF NET ASSETS
                          CERTIFICATE-BACKED OBLIGATIONS - 1.7%
        5,000,000         Silver Leaf IA D1FX, 11.54% 5/15/13 (a)                                                        5,262,500

                          COLLATERALIZED DEBT OBLIGATIONS - 4.8%
        5,000,000         Commodore 1A C, 6.07% 2/28/37 (a)                                                              3,150,000
        6,553,340         Diversified Asset Securitization 1A A1, 7.875% 9/15/35                                         5,711,356
        3,440,000         E-Trade 2003-1A PSC, 11.50% 2/10/37 (a)                                                        3,784,000
        1,965,237         E-Trade 2004-1A COM1, 2.00% 1/10/40                                                            1,956,859
                                                                                                              ---------------------
                                                                                                                $       14,602,215
                                                                                                              ---------------------
                          CREDIT CARDS - 0.2%
        1,000,000         North Street Referenced Link Notes 2000-2A C, 5.443% 10/30/11                                    700,000

                          EQUIPMENT LEASES - 3.2%
       15,264,301         Aerco Limited 2A A3, 4.575% 7/15/25 (a)                                                        7,632,151
       16,000,000         Airplanes Repackaging 2004-1A B, Zero Coupon Bond 6/16/31 (a)                                  1,040,000
        3,000,000         United Capital Aviation Trust 2005-1 B1A, Zero Coupon Bond 7/15/31                               870,000
                                                                                                              ---------------------
                                                                                                                $        9,542,151
                                                                                                              ---------------------
                          FRANCHISE LOANS - 2.1%
        5,847,551         Atherton Franchisee 1999-A A2, 7.23% 4/15/12 (a)                                               5,733,892
                          Atherton Franchisee 1999-A AX, 1.254% 3/15/19 interest-only strips (a)                           513,206
                                                                                                              ---------------------
                                                                                                                $        6,247,098
                                                                                                              ---------------------
                          HOME EQUITY LOANS (NON-HIGH LOAN-TO-VALUE) - 2.4%
        2,000,000         Ameriquest Mortgage 2003-8 MV6, 7.58% 10/25/33                                                 2,034,806
          960,927         Amresco Residential Securities 1999-1 B, 7.641% 11/25/29                                         921,573
        1,000,000         Asset Backed Securities 2005-HE1 M10, 6.641% 3/25/35                                             929,060
        2,000,000         Soundview 2005-OPT4 M9, 6.503% 12/25/35 (a)                                                    1,571,880
        2,000,000         Soundview 2005-A B1, 6.28% 4/25/35 (a)                                                         1,706,260
                                                                                                              ---------------------
                                                                                                                $        7,163,579
                                                                                                              ---------------------
                          SMALL BUSINESS LOANS - 1.0%
        1,645,853         ACLC Business Trust 1998-2 A3, 6.686% 4/15/20 (a)                                              1,574,140
                          United Capital Markets 2003-A NOTE, 2.30% 11/8/27 interest only strips (a)                     1,176,328
                                                                                                              ---------------------
                                                                                                                $        2,750,468
                                                                                                              ---------------------

                                                                                                              ---------------------
TOTAL ASSET BACKED SECURITIES - INVESTMENT GRADE (COST $45,909,868)                                             $       46,268,011
                                                                                                              ---------------------

ASSET BACKED SECURITIES- NON-INVESTMENT GRADE - 52.1% OF NET ASSETS
                          CERTIFICATE-BACKED OBLIGATIONS - 0.9%
        1,000,000         Preferred Term Securities II, 5/22/33 (a) (e)                                                  1,066,230
        1,700,000         US Capital Funding I, 10.00% 5/1/34 (a)                                                        1,632,000
                                                                                                              ---------------------
                                                                                                                $        2,698,230
                                                                                                              ---------------------
                          COLLATERALIZED DEBT OBLIGATIONS - 5.1%
        1,500,000         Baker Street 2005-1A, 9.457% 12/15/18 (a)                                                      1,484,400
        1,500,000         Cigna CDO 2000-1A B1, 5.16% 8/28/12 (a)                                                        1,249,111
        3,000,000         Diversified Asset Securitization Holdings 1A B1, 9.712% 9/15/35 (a)                            1,432,500
        1,000,000         Halyard CBO 1A B, 4.77% 3/24/10 (a)                                                              612,500
        2,975,286         Hewett's Island 2004-1A COM, 12.00% 12/15/16                                                   2,957,311
        1,950,000         MKP 4A CS, 2.00% 7/12/40 (a)                                                                   1,930,500
        3,000,000         Palmer Square 2A, Zero Coupon Bond 11/2/45                                                     2,985,000
        1,000,000         Stanfield 2A D1, 9.699% 4/15/15 (a)                                                              982,500
        1,000,000         VALEO 3A B1, 6.371% 12/15/13 (a)                                                                 757,500
        1,000,000         Wibraham CBD Limited 1A, 4.46% 7/13/12 (a)                                                       757,500
                                                                                                              ---------------------
                                                                                                                $       15,148,822
                                                                                                              ---------------------
                          COMMERCIAL LOANS - 2.7%
          762,032         CS First Boston Mortgage 1995-WF1 G, 9.00% 12/21/27                                              727,811
        2,000,000         CS First Boston Mortgage 1998-C, 6.75% 11/11/30 (a)                                            1,661,260
        4,000,000         Enterprise Mortgage 1998-1 A3, 6.63% 1/15/25 (a)                                               1,380,000
       12,078,107         Enterprise Mortgage 2000-1 A2, 7.449% 1/15/27 (a)                                              3,144,211
        2,000,000         Merrill Lynch Mortgage 1998-C1 F, 6.25% 11/15/26                                               1,192,160
                                                                                                              ---------------------
                                                                                                                $        8,105,442
                                                                                                              ---------------------
                          EQUIPMENT LEASES - 24.8%
        1,000,000         Aerco 1A C1, 5.719% 7/15/23 (a)                                                                  311,501
        1,500,000         Aerco 2A B2, 5.149% 7/15/25 (a)                                                                  463,698
        2,650,000         Aerco 2A C2, 6.02% 7/15/25 (a)                                                                   705,408
       18,000,000         Aircraft Finance Trust 1999-1A A1, 4.60% 5/15/24                                              13,387,500
       20,000,000         Airplanes Pass Through Trust 2001-1A A9, 4.665% 3/15/19                                       11,418,750
        1,668,399         DVI Receivables 2001-2 A3, 3.519% 11/8/31                                                      1,211,442
        1,489,957         DVI Receivables 2001-2 A4, 4.613% 11/11/09                                                     1,679,967
        9,206,204         DVI Receivables 2002-1 A3A, 4.09% 6/11/10                                                      4,650,701
        2,000,000         DVI Receivables 2003-1 A3 A, 4.86% 3/14/11                                                     1,134,122
        9,000,000         Lease Investment Flight Trust 1 A1, 4.158% 7/15/31                                             8,160,000
        1,000,000         Pegasus Aviation 2000-1 A2, 8.37% 3/25/30 (a)                                                    635,000
       20,000,000         Pegasus Aviation 2001-1A A1, 4.208% 5/10/31 (a)                                               10,400,000
       14,205,366         Pegasus Aviation 2001-1A A3, 4.78% 3/10/14 (a)                                                11,308,807
        1,845,870         Pegasus Aviation Lease 1999-1A A1, 6.30% 3/25/29 (a)                                             296,877
       12,000,000         Pegasus Aviation Lease 1999-1A A2, 6.30% 3/25/29 (a)                                           8,117,500
        3,517,584         Pegasus Aviation Lease 2001-1A B1, 4.59% 5/10/31 (a)                                             457,286
        1,758,792         Pegasus Aviation Lease 2001-1A B2, 7.27% 5/10/31 (a)                                             386,934
                                                                                                              ---------------------
                                                                                                                $       74,725,493
                                                                                                              ---------------------

                                                     RMK HIGH INCOME FUND, INC.
                                                PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                                          DECEMBER 31, 2005
      Principal
       Amount/                                                                                                            Market
       Shares             Description                                                                                    Value (b)

                          FRANCHISE LOANS - 2.1%
        1,000,000         Falcon Franchise Loan 2001-1 F, 6.50% 1/5/23                                                     647,500
        3,548,000         Falcon Franchise Loan 2003-1 D, 7.836% 1/5/25 (a)                                              3,119,437
        3,772,672         FMAC Loan Trust 1996-B A2, 4.09% 11/15/18 (a)                                                  2,511,170
                                                                                                              ---------------------
                                                                                                                $        6,278,107
                                                                                                              ---------------------
                          HOME EQUITY LOANS (NON-HIGH LOAN-TO-VALUE) - 11.6%
        2,000,000         Ace Securities 2004-HE4 B, 7.141% 12/25/34 (a)                                                 1,680,000
        2,000,000         Ace Securities 2005-HE5 B2, 6.559% 8/25/35 (a)                                                 1,458,620
        1,900,000         Argent Securities 2004-W5 M7, 7.288% 4/25/34                                                   1,750,375
        1,003,876         Conseco Finance 2001-A IB2, 10.30% 3/15/32                                                     1,062,141
        1,950,656         Delta Funding Home Equity 1997-2 B3, 7.80% 6/25/27                                               610,940
        1,215,772         Delta Funding Home Equity 1999-3 B, 7.60% 1/15/30                                                309,809
        3,000,000         Delta Funding Home Equity 2000-1 B, 8.09% 5/15/30                                              2,787,453
        2,000,000         Equifirst Mortgage 2004-2 B1, 7.041% 7/25/34 (a)                                               1,760,000
        1,000,000         Equifirst Mortgage 2005-1 B3, 6.891% 4/25/35 (a)                                                 822,500
        1,000,000         Equifirst Mortgage 2005-1 B4, 7.08% 4/25/35 (a)                                                  820,000
        2,000,000         Greenwich 2005-1A N2, 4.15% 1/20/45 (a)                                                        1,500,000
        1,471,830         IMC Home Equity 1997-3 B, 7.87% 8/20/28                                                          708,321
        2,899,012         IMC Home Equity 1997-5 B, 7.59% 11/20/28                                                       1,708,847
        4,000,000         Long Beach Asset Holdings 2005-WL1 N4, 7.50% 6/25/45                                           3,670,000
        3,000,000         Meritage Asset Holdings 2005-2 N4, 7.50% 11/25/35                                              2,259,000
        2,000,000         Merrill Lynch Mortgage 2005-SL1 B5, 7.141% 6/25/35 (a)                                         1,784,420
        2,000,000         Soundview Home Equity 2005-B M14, 7.65% 5/25/35                                                1,622,400
                          Terwin Mortgage 2005-3SL B6, 11.50% 3/25/35 interest-only strips                               2,280,000
        2,000,000         Terwin Mortgage 2005-7SL, 6.50% 7/25/35 (a)                                                    1,742,500
        3,000,000         Terwin Mortgage 2005-11SL B7, 5.00% 11/25/36 (a)                                               2,460,000
        3,000,000         Terwin Mortgage 2005-7SL, 6.50% 7/25/35 (a)                                                    2,160,000
                                                                                                              ---------------------
                                                                                                                $       34,957,326
                                                                                                              ---------------------
                          MANUFACTURED HOUSING LOANS - 3.9%
        5,000,000         Conseco Finance 1999-6 M1, 7.96% 6/1/30 (a)                                                      521,412
        5,000,000         Conseco Finance 2000-6 M1, 7.72% 9/1/32                                                          900,000
        4,000,000         Conseco Finance 2001-1 M1, 7.535% 7/1/32                                                         788,540
        3,000,000         Green Tree Financial 1997-8 M1, 7.02% 10/15/27                                                 1,996,599
       21,505,000         Madison Avenue Manufactured Housing 2002-A B2, 7.50% 3/25/32                                   6,451,500
        2,000,000         Merit Securities 12-1 1M2, 8.35% 7/28/33                                                       1,184,814
                                                                                                              ---------------------
                                                                                                                $       11,842,865
                                                                                                              ---------------------
                          RECREATIONAL EQUIPMENT - 0.2%
          819,706         Green Tree Recreational Equipment 1996-B CTFS, 7.70% 7/15/18                                     668,282

                          SMALL BUSINESS LOANS - 0.8%
                          FMAC Loan Trust 1998-CA AX, 1.796% 9/15/18 interest-only strips (a)                            2,530,217

                                                                                                              ---------------------
TOTAL ASSET BACKED SECURITIES -  NON-INVESTMENT GRADE (COST $166,691,344)                                       $      156,954,784
                                                                                                              ---------------------


CORPORATE BONDS - NON-INVESTMENT GRADE - 32.6% OF NET ASSETS
                          APPLIANCES - 1.0%
        2,050,000         Windmere-Durable, 10.00% 7/31/08                                                               2,910,000

                          AUTOMOTIVES - 1.2%
          375,000         Ford Motor, 9.215% 9/15/21                                                                       573,500
          625,000         Ford Motor, 9.98% 2/15/47                                                                        331,500
        1,075,000         General Motors, 8.25% 7/15/23                                                                    690,687
        1,550,000         General Motors, 8.375% 7/15/33                                                                 2,178,000
                                                                                                              ---------------------
                                                                                                                $        3,773,687
                                                                                                              ---------------------
                          AUTOMOTIVE PARTS & EQUIPMENT - 2.0%
          450,000         Dana Corporation, 6.50% 3/1/09                                                                   360,000
        2,650,000         Dana Corporation, 10.125% 3/15/10                                                              2,265,750
          650,000         Delphi Auto Systems, Zero Coupon Bond 5/1/29 in default (c)                                      329,875
        2,650,000         Dura Operating, 9.00% 5/1/09                                                                   1,497,250
          150,000         Exide Technology, 10.50% 3/15/13 (a)                                                             106,464
          800,000         Metaldyne Corp., 10.00% 11/1/13 (a)                                                            1,478,750
                                                                                                              ---------------------
                                                                                                                $        6,038,089
                                                                                                              ---------------------
                          BASIC MATERIALS - 3.0%
        2,050,000         Edgen Acquisition, 9.875% 2/1/11                                                               2,182,500
          975,000         Edgen Corporation, 9.875% 2/1/11 (a)                                                             962,676
        1,800,000         Millar Western, 7.75% 11/15/13                                                                 1,341,000
        3,650,000         OM Group, 9.25% 12/15/11                                                                       3,567,875
       800,000.00         Phibro Animal, 13.00% 12/1/07                                                                    827,576
                                                                                                              ---------------------
                                                                                                                $        8,881,627
                                                                                                              ---------------------
                          BUILDING & CONSTRUCTION - 1.3%
        4,200,000         MMI Products, 11.25% 4/15/07                                                                   3,948,000

                                                     RMK HIGH INCOME FUND, INC.
                                                PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                                          DECEMBER 31, 2005
      Principal
       Amount/                                                                                                            Market
       Shares             Description                                                                                    Value (b)

                          COMMUNICATIONS - 0.4%
        1,200,000         Penton Media, 10.375% 6/15/11                                                                  1,359,375

                          CONSULTING SERVICES - 1.2%
        2,300,000         MSX International, 11.375% 1/15/08                                                             1,610,000
        2,000,000         MSX International, 11.00% 10/15/07                                                             1,990,000
                                                                                                              ---------------------
                                                                                                                $        3,600,000
                                                                                                              ---------------------
                          ELECTRONICS - 1.3%
        4,000,000         Motors and Gears, 10.75% 11/15/06                                                              3,936,000

                          FINANCE - 1.2%
        1,752,000         Advanta Capital Trust I, 8.99% 12/17/26                                                        1,769,520
          850,000         Citisteel USA, 11.553% 9/1/10 (a)                                                              1,741,250
                                                                                                              ---------------------
                                                                                                                $        3,510,770
                                                                                                              ---------------------
                          FOOD - 0.6%
          400,000         Di Giorgio Corp., 10.00% 6/15/07                                                                 482,500
        2,150,000         Merisant, 9.50% 7/15/13 (a)                                                                    1,311,500
                                                                                                              ---------------------
                                                                                                                $        1,794,000
                                                                                                              ---------------------
                          GARDEN PRODUCTS - 0.3%
        1,190,000         Ames True Temper, 10.00% 7/15/12                                                                 934,150

                          HUMAN RESOURCES - 0.5%
        1,350,000         Comforce Operating, 12.00% 12/1/07                                                             1,494,375

                          INDUSTRIALS - 5.7%
        3,000,000         Consolidated Container, 10.125% 7/15/09                                                        1,890,000
        3,550,000         Constar International, 11.00% 12/1/12                                                            766,500
        2,500,000         Continental Global Group, 9.00% 10/1/08                                                        2,486,775
        2,300,000         GSI Group, 12.00% 5/15/13 (a)                                                                  2,346,000
        1,800,000         Intermet, Zero Coupon Bond 6/15/09 (c)                                                           600,750
          900,000         Trimas Corp., 9.875% 6/15/12                                                                   1,361,250
        3,200,000         US Can, 12.375% 10/1/10                                                                        2,309,125
          480,000         Vicap S.A., 11.375% 5/15/07 (d)                                                                  452,400
        3,500,000         VITRO S.A., 11.75% 11/1/13 (a)                                                                 2,244,375
        2,925,000         Wolverine Tube, 7.375% 8/1/08 (a)                                                              2,672,312
                                                                                                              ---------------------
                                                                                                                $       17,129,487
                                                                                                              ---------------------
                          INVESTMENT COMPANIES - 0.7%
        1,850,000         Rafaella Apparel, 11.25% 6/15/11 (a)                                                           2,205,000

                          MEDICAL PRODUCTS - 1.0%
          800,000         Hanger Orthopedic Group, 10.375% 2/15/09                                                         800,000
        2,750,000         Insight Health Services, 9.875% 11/1/11                                                        2,076,250
                                                                                                              ---------------------
                                                                                                                $        2,876,250
                                                                                                              ---------------------
                          RETAIL - 3.4%
        2,600,000         General Nutrition Center, 8.50% 12/1/10                                                        2,236,000
        1,000,000         Jo-Ann Stores, 7.50% 3/1/12                                                                      817,500
          825,000         Nebraska Book Company, 8.625% 3/15/12                                                            747,854
        1,500,000         New World Restaurant, 13.00% 7/1/08                                                            1,508,768
        2,150,000         Star Gas Partner, 10.25% 2/15/13                                                               2,123,125
        3,100,000         Uno Restaurant, 10.00% 2/15/11 (a)                                                             2,790,000
                                                                                                              ---------------------
                                                                                                                $       10,223,247
                                                                                                              ---------------------
                          SPECIAL PURPOSE ENTITIES - 2.4%
          750,000         Altra Industrial Motion, 9.00% 12/1/11                                                           727,500
        2,500,000         INCAPS Funding II, 10.00% 1/15/34 (a)                                                          2,425,000
          600,000         Interactive Health, 7.25% 4/1/11 (a)                                                             481,500
        3,000,000         MM Community Funding IX, 10.00% 5/1/33 (a)                                                     2,340,000
        1,316,750         TPREF Funding III, 11.00% 1/15/33 (a)                                                          1,158,740
                                                                                                              ---------------------
                                                                                                                $        7,132,740
                                                                                                              ---------------------
                          TECHNOLOGY - 0.2%
          875,000         Danka Business, 11.00% 6/15/10                                                                   757,330

                          TELECOMMUNICATIONS - 3.6%
          450,000         Adelphia Communications, Zero Coupon Bond 6/15/11 in default (c)                                 270,000
          775,000         Alestra SA, 8.00% 6/30/10                                                                        336,438
        2,400,000         BARAK I.T.C., Zero Coupon Bond 11/15/07 (c) (d)                                                1,848,000
          493,000         CCH I Holdings LLC, 10.00% 5/15/14 (a)                                                           279,778
        3,375,000         CCH I Holdings LLC, Zero Coupon Bond 5/15/11 (a)                                               2,126,250
          396,000         CCH I LLC, 11.00% 10/1/15 (a)                                                                    332,640
          150,000         Charter Communications, Zero Coupon Bond 5/15/11 in default (c)                                  147,000
        4,600,000         Level 3 Financing, 10.75% 10/15/11                                                             1,420,000
        2,925,000         Primus Telecommunications, 8.00% 1/15/14                                                       1,725,750
        1,200,000         Rural Cellular, 9.75% 1/15/10                                                                  1,212,000
          250,000         Securus Technologies, 11.00% 9/1/11                                                            1,168,750
                                                                                                              ---------------------
                                                                                                                $       10,866,606
                                                                                                              ---------------------

                                                     RMK HIGH INCOME FUND, INC.
                                                PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                                          DECEMBER 31, 2005
      Principal
       Amount/                                                                                                            Market
       Shares             Description                                                                                    Value (b)

                          TOBACCO - 0.6%
        2,800,000         North Atlantic Trading, 9.25% 3/1/12                                                           1,848,000

                          TRANSPORTATION - 0.6%
        1,350,000         Evergreen International Aviation, 12.00% 5/15/10                                               1,698,938

                          TRAVEL - 0.3%
        1,000,000         Worldspan Financial, 10.01% 2/15/11 (a)                                                          870,000

                          UTILITIES - 0.1%
        1,925,000         Calpine, 9.875% 12/1/11 (a)                                                                      281,750

                                                                                                              ---------------------
TOTAL CORPORATE BONDS - NON-INVESTMENT GRADE (COST $106,849,880)                                                $       98,069,421
                                                                                                              ---------------------

MORTGAGE BACKED SECURITIES - INVESTMENT GRADE - 4.6% OF NET ASSETS
                          COLLATERALIZED MORTGAGE OBLIGATIONS - 4.6%
                          Harborview Mortgage 2003-2 1X, 1.58% 10/19/33 interest-only strips                               626,503
                          Harborview Mortgage 2004-8 x, 0.65% 11/19/34 interest-only strips                              1,844,761
        4,000,000         Long Beach Mortgage 2004-4 M10, 6.641% 10/25/34                                                4,050,000
                          Mellon Residential 2002-TBC2 X, 1.101% 8/15/32 interest-only strips                            1,068,240
        2,000,000         Merrill Lynch 2005-M1, 5.67% 5/25/36                                                           1,609,360
        1,168,483         Sail Net Interest Margin Notes 2004-5A B, 6.75% 6/27/34 (a)                                    1,073,043
        2,167,000         Structured Asset 2003-BC1 B2, 9.00% 5/25/32                                                    2,209,571
        1,414,396         Structured Asset 2003-S A, 7.50% 12/28/33 (a)                                                  1,357,230
                                                                                                              ---------------------
TOTAL MORTGAGE BACKED SECURITIES - INVESTMENT GRADE (COST $15,559,799)                                          $       13,838,708
                                                                                                              ---------------------

MORTGAGE BACKED SECURITIES - NON-INVESTMENT GRADE - 13.6% OF NET ASSETS
                          COLLATERALIZED MORTGAGE OBLIGATIONS - 13.6%
        2,500,000         First Franklin Mortgage 2004-FFH2 B2, 7.141% 10/25/34 (a)                                      2,325,000
        3,000,000         First Franklin Mortgage 2004-FFH3 B1, 7.141% 6/25/34 (a)                                       2,670,000
        3,000,000         Fremont Home Equity 2005-C B3, 5.63% 7/25/35 (a)                                               2,092,500
        2,000,000         Greenwich 2005-2A N2, 3.10% 2/26/35 (a)                                                        1,383,760
        3,000,000         Greenwich 2005-3 N2, 2.00% 6/27/35 (a)                                                         1,858,590
        6,000,000         Greenwich 2005-4 N-2, Zero Coupon Bond 7/28/45 (a)                                             3,090,000
        2,568,000         GSAMP Trust 2004-AR1 B5, 5.00% 6/25/34 (a)                                                     2,080,080
        3,325,783         Long Beach Mortgage 2001-4 M3, 6.391% 3/25/32                                                  1,258,184
        4,190,000         Long Beach Mortgage 2004-2 B, 7.141% 6/25/34 (a)                                               3,875,750
        3,000,000         Long Beach Mortgage 2005-WL1, 6.05% 6/25/35                                                    2,620,770
        3,000,000         Meritage Mortgage 2004-2 B1, 6.891% 1/25/35 (a)                                                2,595,000
        2,000,000         Meritage Mortgage 2004-2 B2, 6.891% 1/25/35 (a)                                                1,665,000
        1,013,115         Park Place Securities 2005-WCW1 B, 5.00% 9/25/35 (a)                                             934,598
        3,000,000         Park Place Securities 2005-WCW1 M11, 5.96% 9/25/35                                             2,352,600
        2,000,000         Park Place Securities 2005-WCW3, 5.981% 8/25/35 (a)                                            1,640,000
        2,000,000         Park Place Securities 2005-WHQ1 M10, 6.141% 3/25/35 (a)                                        1,783,440
        2,000,000         Park Place Securities 2005-WHQ4, 6.088% 9/25/35 (a)                                            1,370,320
        2,000,000         People's Choice Home Loan 2004-2 B, 5.00% 10/25/34                                             1,652,500
        1,500,000         Popular 2005-4 B2, 6.05% 9/25/35 (a)                                                           1,396,875
        1,000,000         Soundview 2005-1 B3, 6.891% 4/25/35 (a)                                                          820,000
        1,000,000         Soundview 2005-2 B2, 6.71% 7/25/35 (a)                                                           830,000
        1,000,000         Soundview 2005-2 B4, 6.46% 7/25/35 (a)                                                           752,500
                                                                                                              ---------------------
TOTAL MORTGAGE BACKED SECURITIES - NON-INVESTMENT GRADE (COST $40,646,889)                                      $       41,047,467
                                                                                                              ---------------------

GOVERNMENT AGENCY SECURITIES  - 0.7% OF NET ASSETS
                          GNMA 2003-59 XA, 0.304% 6/16/34 interest-only strips                                           2,295,204
                                                                                                              ---------------------
TOTAL GOVERNMENT AGENCY SECURITIES (COST $2,436,396)                                                            $        2,295,204
                                                                                                              ---------------------

MUNICIPAL SECURITIES  - 0.2% OF NET ASSETS
        1,000,000         Pima County Arizona IDA Health Care, Zero Coupon Bond 11/15/32                                   498,850
                                                                                                              ---------------------
TOTAL MUNICIPAL SECURITIES (COST $626,008)                                                                      $          498,850
                                                                                                              ---------------------

                                                     RMK HIGH INCOME FUND, INC.
                                                PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                                          DECEMBER 31, 2005
      Principal
       Amount/                                                                                                            Market
       Shares             Description                                                                                    Value (b)

COMMON STOCKS - 12.2% OF NET ASSETS
            4,700         Alliance Capital Management Holding L.P.                                                         265,503
           14,600         Alpha Natural Resources, Inc. (c)                                                                280,466
           26,300         American Capital Strategies, Ltd.                                                                952,323
            6,600         Anthracite Capital, Inc.                                                                          69,498
           12,600         Arthur J. Gallagher & Co.                                                                        389,088
           40,200         ATI Technologies Inc. (c)                                                                        682,998
           33,900         Bois d'Arc Energy LLC (c)                                                                        537,654
            6,100         Caterpillar, Inc.                                                                                352,397
            7,200         Cemex, S.A. de C.V.                                                                              427,176
            7,900         Companhia de Saneamento Basico do Estado de Sao Paulo                                            133,273
           38,500         Cisco Systems, Inc. (c)                                                                          659,120
           27,800         Citizens Communications Company                                                                  339,994
           35,500         Consolidated Communications Illinois Holdings, Inc. (c)                                          461,145
           11,900         Cytec Industries, Inc.                                                                           566,797
            5,600         Deere & Company                                                                                  381,416
            7,500         Dell, Inc. (c)                                                                                   224,625
           32,700         Direct General Corporation                                                                       552,630
           18,700         Dollar General Corporation                                                                       356,609
           41,600         Education Realty Trust, Inc.                                                                     536,224
            1,000         ENSCO International Incorporated                                                                  44,350
           22,200         Enterprise Partners Products L.P.                                                                533,022
           33,300         FairPoint Communications, Inc.                                                                   344,988
            7,000         Fording Canadian Coal Trust                                                                      241,990
           29,500         Fred's, Inc.                                                                                     479,965
            4,800         Gerdau AmeriSteel Corporation                                                                     27,072
          137,700         InPhonic, Inc. (c)                                                                             1,196,613
           23,300         Intel Corporation                                                                                581,568
           70,400         International Coal Group, Inc. (c)                                                               668,800
           91,386         Intermet Corporation (c)                                                                       1,096,632
           44,200         Iowa Telecommunications Services, Inc.                                                           684,658
            7,600         J.C. Penney Company, Inc.                                                                        422,560
           11,750         Kinder Morgan Energy Partners, L.P.                                                              561,885
            7,000         KKR Financial Corp. (c)                                                                          167,930
           49,000         Korn/Ferry International (c)                                                                     915,810
            8,500         L-3 Communications Holdings, Inc.                                                                631,975
           16,900         Lincoln Electric Holdings, Inc.                                                                  670,254
           15,500         Lloyds TSB Group plc                                                                             523,900
           12,700         Macquarie Infrastructure Company Trust                                                           391,160
           12,200         Magellan Midstream Partners, L.P.                                                                393,206
           12,000         Manpower, Inc.                                                                                   558,000
           25,300         Masco Corporation                                                                                763,807
           82,150         MCG Capital Corporation                                                                        1,198,569
           32,800         Microsoft Corporation                                                                            857,720
           22,200         Mittal Steel Company N.V.                                                                        584,526
           41,700         Nam Tai Electronics, Inc.                                                                        938,250
           15,000         Ness Technologies, Inc. (c)                                                                      161,550
            7,500         Patterson-UTI Energy, Inc.                                                                       247,125
            9,500         PetroChina Company Limited                                                                       778,620
           34,200         Regal Entertainment Group                                                                        650,484
           11,300         Sasol Limited                                                                                    402,732
           17,190         Ship Finance International Limited                                                               290,511
            5,200         Stone Energy Corporation (c)                                                                     236,755
            3,200         Superior Energy Services, Inc. (c)                                                                67,360
           77,800         Taiwan Semiconductor Manufacturing Company Ltd.                                                  770,998
           89,833         Technology Investment Capital Corporation (c)                                                  1,356,479
           14,750         Teva Pharmaceutical Industries Limited                                                           634,398
           18,000         The Home Depot, Inc.                                                                             728,640
           11,700         Tidewater, Inc.                                                                                  520,182
           53,600         TOP Tankers, Inc.                                                                                659,280
           79,900         Trustreet Properties, Inc.                                                                     1,168,138
           27,400         Tsakos Energy Navigation Limited                                                               1,004,758
            3,900         Unit Corporation (c)                                                                             214,617
            6,900         Universal Compression Holdings, Inc. (c)                                                         283,728
           15,800         Valero Energy Corporation                                                                        815,280
           10,800         Valero L.P.                                                                                      559,008
           16,000         Wal-Mart Stores, Inc.                                                                            748,800
           12,900         Washington Mutual, Inc.                                                                          561,150
           20,200         Willbros Group, Inc.                                                                             291,688
                                                                                                              ---------------------
TOTAL COMMON STOCKS (COST $36,768,567)                                                                          $       36,800,427
                                                                                                              ---------------------

                                                     RMK HIGH INCOME FUND, INC.
                                                PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                                          DECEMBER 31, 2005

      Principal
       Amount/                                                                                                            Market
       Shares             Description                                                                                    Value (b)


PREFERRED STOCKS - 1.0% OF NET ASSETS
            1,000         Credit Genesis CLO 2005                                                                        1,000,000
        1,000,000         Hewett's Island II (a)                                                                           990,000
            1,000         SOLOSO CDO 2005                                                                                  992,706
                                                                                                              ---------------------
TOTAL PREFERRED STOCKS (COST $2,982,706)                                                                        $        2,982,706
                                                                                                              ---------------------

MUTUAL FUNDS - 0.3% OF NET ASSETS
           11,100         iShares Russell 3000 Value Index Fund                                                          1,002,108
                                                                                                              ---------------------
TOTAL MUTUAL FUNDS (COST $1,008,287)                                                                            $        1,002,108
                                                                                                              ---------------------

WARRANTS - 0.1% OF NET ASSETS
           31,074         Transmeridian Warrant                                                                                 31

CORPORATE LOANS - 0.6% OF NET ASSETS
        1,000,000         ICO North America, 7.50% 8/15/09                                                               1,395,000
          450,000         Transmeridian, 12.00%, 12/15/10                                                                  449,969
                                                                                                              ---------------------
TOTAL CORPORATE LOANS (COST $1,450,000)                                                                         $        1,844,969
                                                                                                              ---------------------
EURODOLLAR TIME DEPOSITS - 2.8% OF NET ASSETS
                          State Street Bank & Trust Company Eurodollar
                          time deposits dated December 31, 2005, 3.40%
                          maturing at $ 8,578,239 on January 3, 2006.                                                  $ 8,575,000


                                                                                                              ---------------------
TOTAL INVESTMENTS - 136.2% OF NET ASSETS (COST $427,494,103)                                                    $      410,177,686
                                                                                                              ---------------------
OTHER ASSETS AND LIABILITIES, NET - (36.2%) OF NET ASSETS                                                            (108,977,140)
                                                                                                              ---------------------
NET ASSETS                                                                                                      $      301,200,546
                                                                                                              =====================





     (a)       The security is exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, the issue has been determined to be liquid by Morgan Asset Management, Inc., the
               Fund's investment adviser.
     (b)       Investments in securities listed or traded on a securities exchange are valued at the last quoted sales price on the exchange where the security is primarily traded as of close of business on the New York Stock Exchange, usually 4:00
               p.m. Eastern Time, on the valuation date.  Equity  securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price,  usually 4:00 p.m., Eastern Time, on the valuation date.  Securities for which no sales were  reported for that day are valued at the last  available bid quotation on the exchange or system where the security is principally  traded.  Long-term  debt  securities,  including U. S.  government  securities,  listed corporate  bonds,  other fixed income and asset-backed  securities,  and unlisted  securities and private  placement securities,  are generally valued at the latest price furnished by an independent  pricing service.  Short-term debt securities  having a maturity of sixty days or less from the valuation date may be valued at amortized  cost,  which approximates market value.  Investments in open-end registered investment companies are valued at net asset value as reported by those  investment  companies.  Investments  for which market  quotations are not readily  available,  or available  quotations which appear to not accurately reflect the current value of an investment,  are valued at fair value as determined in good faith by the Valuation Committee using procedures established by and under the direction of the Board of Directors.  The values assigned to fair valued investments are based on available information and do not  necessarily  represent  amounts  that  might  ultimately  be  realized,  since  such  amounts  depend on future developments inherent in long-term  investments.  Further,  because of the inherent uncertainty of valuation,  those estimated  values may differ  significantly  from the  values  that would have been used had a ready  market for the investments existed, and the differences could be material.
     (c)       Non-income producing security.
     (d)       The security is classified as a Yankee Bond, which is a U.S. dollar  denominated bond issued in the United States by a foreign entity.
     (e)       Trust preferred security with no stated interest rate.



ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Registrant's certifying officers have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.



ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMK High Income Fund, Inc.


By:  /s/ Carter E. Anthony
     -----------------------
     Carter E. Anthony
     President and Chief Executive Officer

Date:  February 28, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By:  /s/ Carter E. Anthony
     -----------------------
     Carter E. Anthony
     President and Chief Executive Officer

Date:  February 28, 2006



By:  /s/ Joseph C. Weller
     -----------------------
     Joseph C. Weller
     Treasurer and Chief Financial Officer

Date:  February 28, 2006